Long-Term Debt - Additional Information1 (Detail)	6 Months Ended		3 Months Ended		6 Months Ended																						6 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($) CreditFacility Subsidiary	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] NIBOR Loan [Member]	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] LIBOR Loan [Member]	Jun. 30, 2013 Norwegian Kroner Bond [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond [Member] NOK	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] Partnership [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] JV Partner [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] Parent [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] Partnership [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] Parent [Member] USD ($)	Jun. 30, 2013 Term Loans Due 2022 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Jun. 30, 2013 Interest rate swap [Member]
Line Of Credit Facility Covenant Compliance [Line Items]
Senior unsecured bonds issued							$ 34,800,000	211,500,000			$ 214,300,000	1,300,000,000
Variable interest rate on the bonds									4.75%	5.04%
Senior unsecured bonds maturity							Nov. 01, 2013	Nov. 01, 2013
Debt instrument transfer of principal amount							34,700,000
Fixed interest rates based on interest rate swaps																															1.12%
Effective reduction rate should rate exceed LIBOR rate	The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership's related interest rate effectively floats at LIBOR, but reduced by 2.38%.
Repurchase of bond												388,500,000
Loss on bond repurchase	(1,759,000)
Realized gains (losses) included in foreign currency exchange loss					6,800,000						(6,600,000)
Partnership's subsidiaries	6
Partnership's interest owned in subsidiaries	50.00%
Outstanding term loans	2,184,318,000	1,769,632,000											201,458,000	213,993,000	201,500,000			1,002,725,000	527,489,000	1,002,700,000			632,272,000	812,509,000
Guaranteed term loans															60,700,000	100,700,000	40,100,000			583,800,000	418,900,000
Final bullet payments																		29,100,000				29,100,000
Range of credit facility margin																									0.30%	0.30%		3.25%	3.25%
Weighted-average effective interest rate	2.60%	2.00%
Aggregate principal repayments, 2013	134,800,000
Aggregate principal repayments, 2014	735,900,000
Aggregate principal repayments, 2015	139,000,000
Aggregate principal repayments, 2016	217,300,000
Aggregate principal repayments, 2017	338,800,000
Aggregate principal repayments, thereafter	$ 618,500,000
Number of facility	1
Asset value to outstanding drawn principal balance ratio																											105.00%			117.00%